Business and Basis of Presentation (Tables) - OneMain Holdings Inc [Member]	9 Months Ended
Sep. 30, 2016
Schedule of Revised Condensed Income Statement

Revised Condensed Consolidated Statements of Operations

(dollars in millions, except loss per share)	Three Months Ended September 30, 2015		Nine Months Ended September 30, 2015
	As Reported	As Adjusted	As Reported	As Adjusted

Interest income:
Finance charges	$424	$422	$1,234	$1,227
Finance receivables held for sale originated as held for investment	4	5	13	13
Total interest income	428	427	1,247	1,240

Interest expense	171	171	500	500

Net interest income	257	256	747	740

Provision for finance receivable losses	82	79	249	233

Net interest income after provision for finance receivable losses	175	177	498	507

Other revenues:
Insurance	40	40	116	116
Investment	11	11	44	44
Other	—	(4)	(2)	(6)
Total other revenues	51	47	158	154

Other expenses:
Operating expenses:
Salaries and benefits	100	100	305	305
Acquisition-related transaction and integration expenses	14	14	29	29
Other operating expenses	73	73	198	198
Insurance policy benefits and claims	17	17	53	53
Total other expenses	204	204	585	585

Income before provision for income taxes	22	20	71	76

Provision for income taxes	2	1	1	1

Net income	20	19	70	75

Net income attributable to non-controlling interests	31	32	93	98

Net loss attributable to OneMain Holdings, Inc.	$(11)	$(13)	$(23)	$(23)

Share Data:
Weighted average number of shares outstanding:
Basic	134,452,763	134,452,763	125,701,635	125,701,635
Diluted	134,452,763	134,452,763	125,701,635	125,701,635
Loss per share:
Basic	$(0.08)	$(0.10)	$(0.18)	$(0.18)
Diluted	$(0.08)	$(0.10)	$(0.18)	$(0.18)

Schedule of Revised Condensed Cash Flow Statement

Revised Condensed Consolidated Statement of Cash Flows

(dollars in millions)	Nine Months Ended September 30, 2015
	As Reported *	As Adjusted

Cash flows from operating activities
Net income	$70	$75
Reconciling adjustments:
Provision for finance receivable losses	249	233
Depreciation and amortization	68	75
Deferred income tax benefit	(10)	(10)
Non-cash incentive compensation from Initial Stockholder	15	15
Share-based compensation expense, net of forfeitures	6	6
Other	(13)	(10)
Cash flows due to changes in:
Other assets and other liabilities	37	41
Insurance claims and policyholder liabilities	22	22
Taxes receivable and payable	(49)	(49)
Accrued interest and finance charges	(1)	(1)
Other, net	1	1
Net cash provided by operating activities	395	398

Cash flows from investing activities
Net principal collections (originations) of finance receivables held for investment and held for sale	(593)	(593)
Proceeds on sales of finance receivables held for sale originated as held for investment	88	88
Available-for-sale securities purchased	(382)	(382)
Trading and other securities purchased	(1,465)	(1,465)
Available-for-sale securities called, sold, and matured	411	411
Trading and other securities called, sold, and matured	2,581	2,581
Change in restricted cash and cash equivalents	(46)	(46)
Proceeds from sale of real estate owned	12	12
Other, net	(13)	(13)
Net cash provided by investing activities	593	593

Cash flows from financing activities
Proceeds from issuance of long-term debt, net of commissions	1,929	1,929
Proceeds from issuance of common stock, net of offering costs	976	976
Repayments of long-term debt	(850)	(850)
Distributions to joint venture partners	(59)	(58)
Excess tax benefit from share-based compensation	2	2
Withholding tax on RSUs vested	(4)	(4)
Net cash provided by financing activities	1,994	1,995

Net change in cash and cash equivalents	2,982	2,986
Cash and cash equivalents at beginning of period	879	879
Cash and cash equivalents at end of period	$3,861	$3,865

*	The condensed consolidated statement of cash flows for the nine months ended September 30, 2015 includes a reclassification resulting from our adoption of Accounting Standards Update (“ASU”) 2016-09, Improvements to Employee Share-Based Payment Accounting. See Note 3 for further information regarding this ASU.